Subsequent Events - SRA (Details) - SRA Companies, Inc. - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jul. 20, 2011
Subsequent Event [Line Items]
Stated interest rate			11.00%	11.00%	11.00%
Senior Notes
Subsequent Event [Line Items]
Stated interest rate					11.00%
Senior Secured Note | Senior Notes
Subsequent Event [Line Items]
Stated interest rate		11.00%	11.00%	11.00%
Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Line of credit, amount borrowed during period	$ 30.0